Operating expenses - Payroll expense (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (11,141)	€ (11,876)	€ (9,501)
Payroll taxes	(3,953)	(4,913)	(4,279)
Share-based payments	(2,924)	(4,320)	(1,867)
Cost of services	(76)	(76)	(55)
Total payroll costs	€ (18,094)	€ (21,185)	€ (15,703)
Average headcount | employee	97	112	94
End-of-period headcount | employee	90	110	102
Short-term employee benefits expense	€ 15,100	€ 16,800	€ 13,800